Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2019
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments and Other Non-Financial Assets
The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Company’s financial instruments that are not accounted for at fair value on a recurring basis.

		June 30, 2019		December 31, 2018
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring
Cash, cash equivalents and restricted cash (note 18)	Level 1	322,883	322,883	505,639	505,639
Derivative instruments (note 15)
Interest rate swap agreements – assets (1)	Level 2	1,896	1,896	9,640	9,640
Interest rate swap agreements – liabilities (1)	Level 2	(56,663)	(56,663)	(43,175)	(43,175)
Cross currency interest swap agreements – liabilities(1)	Level 2	(31,006)	(31,006)	(29,122)	(29,122)
Foreign currency contracts	Level 2	(101)	(101)	—	—
Stock purchase warrants	Level 3	—	—	12,026	12,026
Freight forward agreements	Level 2	61	61	(57)	(57)
Other
Loans to equity-accounted investments	(2)	93,924	(2)	169,197	(2)
Loans to equity-accounted investments – Long-term	(2)	62,196	(2)	62,207	(2)
Short-term debt	Level 2	(15,000)	(15,000)	—	—
Long-term debt – public (note 9)	Level 1	(627,981)	(658,046)	(856,986)	(851,470)
Long-term debt – non-public (note 9)	Level 2	(2,215,344)	(2,168,252)	(2,462,537)	(2,395,300)
Obligations related to finance leases, including current portion (note 6)	Level 2	(1,826,732)	(1,872,238)	(1,673,845)	(1,652,345)

(1)
The fair value of the Company's interest rate swap and cross currency swap agreements at June 30, 2019 includes $2.6 million (December 31, 2018 - $3.2 million) accrued interest expense which is recorded in accrued liabilities on the unaudited consolidated balance sheets.

(2)
In the unaudited interim consolidated financial statements, the Company’s loans to and investments in equity-accounted investments form the aggregate carrying value of the Company’s interests in entities accounted for by the equity method. The fair value of the individual components of such aggregate interests is not determinable.

Stock Purchase Warrants Changes in Fair Value Measured on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Changes in fair value during the three and six months ended June 30, 2019 and 2018 for the Company’s Brookfield Transaction Warrants and the Series D Warrants, which were measured at fair value using significant unobservable inputs (Level 3), are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
	$	$	$	$
Fair value at the beginning of the period	14,342	29,065	12,026	30,749
Unrealized gain included in earnings	24,584	6,206	26,900	4,522
Realized (loss) gain included in earnings	(25,559)	—	(25,559)	—
Settlements	(13,367)	—	(13,367)	—
Fair value at the end of the period	—	35,271	—	35,271

Summary of Financing Receivables
The following table contains a summary of the Company’s carrying value of financing receivables by type of borrower and the method by which the Company monitors the credit quality of its financing receivables on a quarterly basis.

Class of Financing Receivable	Credit Quality Indicator	Grade	June 30, 2019	December 31, 2018
			$	$
Direct financing leases	Payment activity	Performing	564,685	575,163
Other loan receivables
Loans to equity-accounted investments and joint venture partners	Other internal metrics	Performing	156,120	231,404
Long-term receivable and accrued revenue included in accounts receivable and other assets	Payment activity	Performing	6,857	15,694
			727,662	822,261